Fair Value Measurements and Investments - Summary of Employee Benefit Plan Investment At NAV (Details) - EBP 003 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 754,812,944	$ 648,984,825
Stable value common trust fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	$ 25,860,529	$ 23,071,726
Redemption Frequency		Daily	Daily
Redemption Notice Period		12 months	12 months
Collective trust funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	$ 28,514,211	$ 29,681,618

[1]	The investments in the stable value and collective trust funds are measured at fair value using the net asset value per share as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the Statements of Net Assets Available for Benefits.